Income Taxes - Schedule Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Current taxes:
Total current tax expense						$ 1,686	$ 7,124
Deferred taxes:
Total deferred tax benefit						0	0
Income tax provision		$ 38	$ (224)	$ 532	$ 1,708	1,686	7,124
United States [Member]
Current taxes:
Total current tax expense						1,365	6,327
Deferred taxes:
Total deferred tax benefit						0	0
Switzerland [Member]
Current taxes:
Total current tax expense						0	0
Deferred taxes:
Total deferred tax benefit						0	0
Bermuda [Member]
Current taxes:
Total current tax expense						0	0
Deferred taxes:
Total deferred tax benefit						0	0
Other [Member]
Current taxes:
Total current tax expense	[1]					321	797
Deferred taxes:
Total deferred tax benefit						$ 0	$ 0

[1]	Primarily Greater China, United States state and local and United Kingdom activity